Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Condensed Statement of Operations - By Segment
Condensed Statements of Operations - By Segment

	Three Months Ended March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Other revenues	$77	$55	$1	$(4)	$129
Net revenues	546	421	—	(4)	963
Depreciation and amortization	56	46	—	—	102
Income/(loss) from operations	110	55	(7)	—	158
Interest expense	(98)	(48)	(1)	—	(147)
Deconsolidation and restructuring of CEOC and other	—	—	(463)	—	(463)
Income tax provision	(6)	—	(66)	—	(72)

	Three Months Ended March 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Other revenues	$76	$50	$1	$(5)	$122
Net revenues	528	426	1	(5)	950
Depreciation and amortization	73	39	—	—	112
Income/(loss) from operations	78	51	(41)	—	88
Interest expense	(99)	(52)	—	—	(151)
Deconsolidation and restructuring of CEOC and other	(1)	1	(237)	—	(237)
Income tax benefit/(provision)	6	1	(14)	—	(7)

Condensed Statements of Operations - By Segment

	Year Ended December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Other revenues	$325	$217	$4	$(19)	$527
Net revenues	2,195	1,697	4	(19)	3,877
Depreciation and amortization	258	180	1	—	439
Income/(loss) from operations	389	20	(152)	—	257
Interest expense	(396)	(198)	(5)	—	(599)
Deconsolidation and restructuring of CEOC and other	—	2	(5,760)	—	(5,758)
Income tax benefit/(provision) from continuing operations	4	1	(32)	—	(27)

	Year Ended December 31, 2015
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Other revenues	$12	$307	$182	$26	$(32)	$495
Net revenues	164	2,154	1,620	26	(35)	3,929
Depreciation and amortization	13	210	151	—	—	374
Impairment of tangible and other intangible assets	—	—	1	—	—	1
Income/(loss) from operations	9	411	253	(328)	1	346
Interest expense	(87)	(399)	(195)	(4)	2	(683)
Deconsolidation and restructuring of CEOC and other	—	—	4	6,113	(2)	6,115
Income tax benefit/(provision) from continuing operations	—	(5)	2	122	—	119

	Year Ended December 31, 2014
(In millions)	CEOC (1)	CERP	CGP	Other	Elimination	CEC
Other revenues	$337	$316	$175	$101	$(187)	$742
Net revenues	4,812	2,065	1,319	101	(330)	7,967
Depreciation and amortization	341	200	115	3	(1)	658
Impairment of goodwill	251	289	155	—	—	695
Impairment of tangible and other intangible assets	308	(12)	3	—	—	299
Income/(loss) from operations	(323)	(32)	(221)	14	7	(555)
Interest expense	(2,184)	(389)	(169)	(17)	90	(2,669)
Deconsolidation and restructuring of CEOC and other	(100)	—	132	(30)	(97)	(95)
Income tax benefit/(provision) from continuing operations	264	28	231	73	—	596
____________________

(1)	Includes foreign net revenues of $337 million.

Property EBITDA - By Segment

	Three Months Ended March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Net income/(loss) attributable to company	$6	$8	$(560)	$—	$(546)
Net income/(loss) attributable to noncontrolling interests	—	(1)	23	—	22
Discontinued operations, net of income taxes	—	—	—	—	—
Income tax provision	6	—	66	—	72
Deconsolidation and restructuring of CEOC and other	—	—	463	—	463
Interest expense	98	48	1	—	147
Depreciation and amortization	56	46	—	—	102
Corporate expense	10	7	16	—	33
Other operating costs	1	6	(10)	—	(3)
Property EBITDA	$177	$114	$(1)	$—	$290

	Three Months Ended March 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Net income/(loss) attributable to company	$(16)	$30	$(322)	$—	$(308)
Net income attributable to noncontrolling interests	—	4	30	—	34
Discontinued operations, net of income taxes	—	(33)	—	—	(33)
Income tax (benefit)/provision	(6)	(1)	14	—	7
Deconsolidation and restructuring of CEOC and other	1	(1)	237	—	237
Interest expense	99	52	—	—	151
Depreciation and amortization	73	39	—	—	112
Corporate expense	11	7	24	(1)	41
Other operating costs	2	1	19	—	22
CIE stock-based compensation	—	13	—	—	13
Property EBITDA	$164	$111	$2	$(1)	$276

	Year Ended December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(3)	$3,953	$(7,519)	$—	$(3,569)
Net income/(loss) attributable to noncontrolling interests	—	(28)	850	—	822
Discontinued operations, net of income taxes	—	(4,100)	720	—	(3,380)
Income tax (benefit)/provision	(4)	(1)	32	—	27
Deconsolidation and restructuring of CEOC and other	—	(2)	5,760	—	5,758
Interest expense	396	198	5	—	599
Depreciation and amortization	258	180	1	—	439
Corporate expense	43	29	96	(2)	166
Other operating costs	7	21	61	—	89
CIE stock-based compensation	—	189	—	—	189
Property EBITDA	$697	$439	$6	$(2)	$1,140

	Year Ended December 31, 2015
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(85)	$7	$220	$5,777	$1	$5,920
Net income/(loss) attributable to noncontrolling interests	—	—	6	126	—	132
Discontinued operations, net of income taxes	7	—	(162)	—	—	(155)
Income tax (benefit)/provision	—	5	(2)	(122)	—	(119)
Deconsolidation and restructuring of CEOC and other	—	—	(4)	(6,113)	2	(6,115)
Interest expense	87	399	195	4	(2)	683
Depreciation and amortization	13	210	151	—	—	374
Impairment of tangible and other intangible assets	—	—	1	—	—	1
Corporate expense	5	47	39	95	(12)	174
Other operating costs	4	4	(105)	249	—	152
CIE stock-based compensation	—	—	31	—	—	31
Property EBITDA	$31	$672	$370	$16	$(11)	$1,078

	Year Ended December 31, 2014
(In millions)	CEOC	CERP	CGP	Other	Elimination	CEC
Net income/(loss) attributable to company	$(2,524)	$(393)	$39	$95	$—	$(2,783)
Net income/(loss) attributable to noncontrolling interests	8	—	(33)	(58)	—	(83)
Discontinued operations, net of income taxes	173	—	(33)	3	—	143
Income tax (benefit)/provision	(264)	(28)	(231)	(73)	—	(596)
Deconsolidation and restructuring of CEOC and other	100	—	(132)	30	97	95
Interest expense	2,184	389	169	17	(90)	2,669
Depreciation and amortization	341	200	115	3	(1)	658
Impairment of goodwill	251	289	155	—	—	695
Impairment of tangible and other intangible assets	308	(12)	3	—	—	299
Corporate expense	139	60	23	13	(3)	232
Other operating costs	106	15	111	(24)	(5)	203
CIE stock-based compensation	—	—	49	—	—	49
Property EBITDA	$822	$520	$235	$6	$(2)	$1,581

Condensed Balance Sheets - By Segment
Condensed Balance Sheets - By Segment

	As of March 31, 2017
(In millions)	CERP	CGP	Other	Elimination	Caesars
Total assets	$6,959	$7,290	$1,217	$(654)	$14,812
Total liabilities	5,876	2,664	8,263	(65)	16,738

	As of December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	Caesars
Total assets	$6,941	$7,353	$1,246	$(646)	$14,894
Total liabilities	5,903	2,709	7,758	(58)	16,312

Condensed Balance Sheets - By Segment

	As of December 31, 2016
(In millions)	CERP	CGP	Other	Elimination	CEC
Total assets	$6,941	$7,353	$1,246	$(646)	$14,894
Total liabilities	5,903	2,709	7,758	(58)	16,312

	As of December 31, 2015
(In millions)	CERP	CGP	Other	Elimination	CEC
Total assets	$7,028	$4,518	$1,409	$(749)	$12,206
Total liabilities	6,073	2,798	$1,157	(55)	9,973